Group Subsidiaries	12 Months Ended
Dec. 31, 2019
Schedule of Investments [Abstract]
Group Subsidiaries
8. Group Subsidiaries
As of December 31, 2018, and 2019, the company had the following significant subsidiaries:

Corporation Name	Percentage Ownership as of December 31,		Country of Incorporation	Subsidiary of Limited Liability Company
	2018	2019
- Navigator Gas US L.L.C.	100%	100%	Delaware (USA)	Service company
- Navigator Gas L.L.C.	100%	100%	Marshall Islands	Holding company
~ Navigator Aries L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Atlas L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Aurora L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Centauri L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Ceres L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Ceto L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Copernico L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Capricorn L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Eclipse L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Europa L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Galaxy L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Gemini L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Genesis L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Glory L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Grace L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Gusto L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Jorf L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Leo L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Libra L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Luga L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Magellan L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Mars L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Neptune L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Nova L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Oberon L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Pegasus L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Phoenix L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Prominence L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Saturn L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Scorpio L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Taurus L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Triton L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Umbrio L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Venus L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Virgo L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Yauza L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ NGT Services (UK) Ltd	100%	100%	England	Service company
~ NGT Services (Poland) Sp. z.o.o.	100%	100%	Poland	Service company
~ Navigator Gas Ship Management Ltd.	100%	100%	England	Service company
~ Falcon Funding PTE Ltd	100%	100%	Singapore	Service company
~ Navigator Gas Invest Ltd	100%	100%	England	Investment company
- PT Navigator Khatulistiwa	49%	49%	Indonesia	Vessel-owning company
~ Navigator Terminals L.L.C.	100%	100%	Marshall Islands	Investment company
~ Navigator Terminal Invest Ltd	100%	100%	England	Investment company
- Navigator Ethylene Terminals L.L.C.	100%	100%	Delaware (USA)	Investment company
- Enterprise Navigator Ethylene Terminal L.L.C.	50%	50%	Texas (USA)	Terminal operator

The above table excludes mention of OCY Aurora Ltd, the lessor variable interest entity (‘‘lessor VIE’’) that we have leased a vessel from under a finance lease arrangement. The lessor VIE is a wholly-owned, newly formed special purpose vehicle (“SPV”) of a financial institution. While we do not hold any equity investments in this SPV, we have concluded that we are the primary beneficiary of the lessor VIE and accordingly have consolidated this entity into our financial results. Please read Note 9 (Variable Interest Entities) to our consolidated financial statements for further details.